OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of Operating Segments
The following is an analysis of the Group’s segment results for the reportable segment for the years ended 31 December 2021, 2020 and 2019:

In thousands of USD	Automotive	Automotive	Automotive
	2021	2020	2019
Administrative expenses	(171,030)	(86,178)	(35,142)
Research and development expenses	(57,080)	(20,585)	(12,481)
Finance income	174,801	3,100	57
Finance cost	(32,538)	(6,604)	(3,622)
Loss for the year	(1,304,381)	(95,447)	(53,841)
Additions to PP&E and intangibles	406,298	187,208	114,103
The following table is breakdown of the segment’s balance sheet information for the years ended 31 December 2021 and 2020:

In thousands of USD	Automotive	Automotive
	2021	2020
Balance sheet information
Property, plant and equipment	271,607	138,317
Intangible assets and goodwill	414,674	210,723

Disclosure of Geographical Areas

In thousands of USD	Automotive	Automotive
	2021	2020
Property, plant and equipment
UK	202,077	96,134
US	47,818	30,744
Spain	12,453	—
Russia	6,084	3,461
Others	3,175	7,978
Total	271,607	138,317

Intangible assets and goodwill
UK	414,623	208,742
Others	51	1,981
Total	414,674	210,723